STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

April 18, 2012

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Bo J. Howell

Re:	O'Connor Fund of Funds: Event LLC
(File Nos. 333-169562 and 811-10479)

Ladies and Gentlemen:

On behalf of O'Connor Fund of Funds:  Event LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "Registration Statement") (also constituting Amendment No. 17 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "Investment Company Act")).

Accompanying this filing are requests for acceleration, on behalf of the Fund and UBS Financial Services Inc., the Fund's distributor, of the Amendment to Tuesday, May 1, 2012.

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information ("SAI") included in Post-Effective Amendment No. 1 to the Fund's Registration Statement ("Amendment No. 1") filed on February 29, 2012.  These changes consist of those made in response to comments of the staff (the "Staff") of the Commission, provided by Mr. Bo J. Howell of the Staff to Gary L. Granik by telephone on April 13, 2012, relating to Amendment No. 1, as well as various stylistic changes and disclosure clarifications.

Set forth below is a summary of the Staff's comments and the Fund's responses thereto.  For the convenience of the Staff, the comments have been repeated in the headings below, and the Fund's response follows each heading.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

PROSPECTUS

RISK FACTORS—Employing a Multi-Manager Strategy Involves Risks Not Present in Direct Investment Programs

Comment 1.            Please include additional disclosure regarding the high portfolio turnover rates of the Investment Funds.

Response 1.           We have revised the disclosure under the captions "PROSPECTUS SUMMARY—Risk Factors and "RISK FACTORS—Employing a Multi-Manager Strategy Involves Risks Not Present in Direct Investment Programs" as requested.

RISK FACTORS—Conflicts of Interest

Comment 2.            Please clarify the disclosure under the caption "RISK FACTORS—Conflicts of Interest" regarding the allocation of investment opportunities between the Fund and Adviser Clients.

Response 2.           The disclosure under the caption "RISK FACTORS—Conflicts of Interest" has been revised as requested.

USE OF PROCEEDS

Comment 3.            Please clarify the disclosure under the caption "USE OF PROCEEDS," which states, in pertinent part, that the Fund will invest the net proceeds of the offering within three months of each closing of the purchase of Interests.

Response 3.            Item 7 of Form N-2 requires, in part, that a registrant disclose how long it is expected to take to fully invest the net proceeds of the offering in accordance with the registrant's investment objectives and policies.  The Fund is continuously offered and, unlike a traditional, underwritten closed-end fund that completes its offering and promptly invests its cash, the Fund constantly raises funds from the sale of Interests and manages its cash position to make investments, pay expenses and pay withdrawing investors.  The Fund, in this respect, is more akin to a mutual fund.  We have revised the disclosure under the caption "USE OF PROCEEDS" accordingly.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Comment 4.            The disclosure set forth under the caption "RISK FACTORS—The Investment Funds' and the Fund's Use of Hedge Strategies Involves Risk" states that the Fund may attempt to hedge against exposure to various markets, instruments or investment styles through the use of various instruments and investment techniques, such as short sales, derivatives, options, interest rate swaps, caps and floors, futures and forward contracts.  Furthermore, the disclosure set forth under the caption "RISK FACTORS—The Fund's Use of Options and Futures Contracts Involves Risks" states that the Adviser believes that it will utilize principally put options and futures contracts as a means to hedge against exposure to various markets, investments or investment styles.  Please confirm that the Fund's use of such instruments and investment techniques is disclosed under the caption "INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES."

Response 4.           We confirm that disclosure regarding the Fund's use of short sales, derivatives, options and futures is contained under the caption "INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES—Selection of Investment Managers."  Additional disclosure regarding the Fund's use of such instruments and techniques is contained under the caption "ADDITIONAL INVESTMENT POLICIES—Special Investment Techniques" in the Fund's SAI.  Please note, however, that the Fund is a "fund of funds" and seeks to achieve its objective by investing its assets among the a select group of portfolio managers.

MANAGEMENT OF THE FUND—Incentive Allocation

Comment 5.            Please confirm that for purposes of calculating the Incentive Allocation—disclosed as 5% of net profits, if any, that would otherwise be credited to an investor's capital account—the Fund's "net profits" are calculated taking into account net gains or losses and expenses of the Fund.

Response 5.          We confirm that, as disclosed under the caption "MANAGEMENT OF THE FUND—Incentive Allocation," for purposes of calculating the Fund's Incentive Allocation, net profits are determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions.  We also confirm that the Fund's expenses are factored into the calculation of the Fund's net realized gain or loss.
_______________________________

In addition to the foregoing changes, the Amendment includes the Fund's audited financial statements for the fiscal year ended December 31, 2011 and summary financial highlights derived therefrom.  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information, numerical data and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.           A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to May 1, 2012, or as soon thereafter as practicable.

*     *     *     *     *     *     *     *

We hope the Staff finds this letter and the revisions in the prospectus and SAI responsive to the Staff's comments.  Should you have any questions or comments, please feel free to contact me at 212.806.5790 (ggranik@stroock.com) or Brad A. Green at 212.806.6274 (bgreen@stroock.com).

Very truly yours,

/s/ Gary L. Granik
Gary L. Granik

cc:  Brad A. Green

O'CONNOR FUND OF FUNDS:  EVENT LLC
C/O UBS ALTERNATIVE AND QUANTITATIVE INVESTMENTS LLC
677 WASHINGTON BOULEVARD
STAMFORD, CONNECTICUT 06901

April 18, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Bo J. Howell

Re:          O'Connor Fund of Funds:  Event LLC (the "Fund")
Post-Effective Amendment No. 2 to Form N-2 Registration Statement
(File Nos. 333-169562; 811-10479)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund's Registration Statement on Form N-2 to May 1, 2012, or as soon thereafter as practicable.

Very truly yours,

O'CONNOR FUND OF FUNDS:  EVENT LLC

By:          /s/ Nicholas J. Vagra
Name:  Nicholas J. Vagra
Title:    Authorized Person

UBS FINANCIAL SERVICES INC.
1285 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK  10019

April 18, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Mr. Bo J. Howell

Re:          O'Connor Fund of Funds:  Event LLC (the "Fund")
Post-Effective Amendment No. 2 to Form N-2 Registration Statement
(File Nos. 333-169562; 811-10479)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund's Registration Statement be accelerated so that it will be declared effective on May 1, 2012, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund's Registration Statement.  Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By:          /s/ Brian Opatosky
Name:  Brian Opatosky
Title:    Authorized Person

O'CONNOR FUND OF FUNDS:  EVENT LLC
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

April 18, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Mr. Bo J. Howell

Re:	O'Connor Fund of Funds: Event LLC (the "Fund")
File Nos. 333-169562; 811-10479

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of Post-Effective Amendment No. 2 to its Registration Statement on Form N-2, File No. 333-169562, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

O'Connor Fund of Funds:  Event LLC

By:     /s/ Nicholas J. Vagra
           Nicholas J. Vagra
           Authorized Signatory